Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 13,190	$ 431,307
Restricted cash			200,000
Accounts receivable, net		12,916	273,257
Contract assets, net		483	91,565
Note Receivables, net		753,699	3,755,794
Right-of-use assets, current		158,458	213,814
Income tax receivables		40,221	29,279
Prepaid deposit for acquisition		1,999,400
Prepaid expenses and other assets, net		718,155	66,484
Total current assets		3,696,522	6,654,093
NON-CURRENT ASSETS
Right-of-use assets, non-current			140,898
Deposit for long term investment		2,631,081
Prepaid expenses and other assets, net			68,620
Total non-current assets		2,631,081	209,518
Total assets		6,327,603	6,863,611
Current Liabilities
Income tax payable		15,057	27,648
Lease liability, current		180,517	220,101
Deferred tax liabilities		11,390	14,415
Deposits from private placement	[1]	2,750,000
Other payables and accrued liabilities		244,270	257,906
Total current liabilities		3,286,835	520,070
NON-CURRENT LIABILITIES
Lease liability, non-current			160,996
Total non-current liabilities			160,996
Total liabilities		3,286,835	681,066
Shareholders’ equity
Ordinary share ($0.000625 par value, 160,000,000 shares authorized, 14,466,667 shares issued and outstanding as of September 30, 2024 and 9,150,000 shares issued and outstanding as of September 30, 2023)	[2]	9,042	5,719
Additional paid in capital		6,314,516	2,570,664
(Accumulated deficit) retained earnings		(3,233,836)	3,642,994
Accumulated other comprehensive loss		(48,954)	(36,832)
Total shareholders’ equity		3,040,768	6,182,545
Total liabilities and shareholders’ equity		6,327,603	6,863,611
Related Party
CURRENT ASSETS
Amounts due from related parties, net			1,592,593
Current Liabilities
Amounts due to related parties		$ 85,601

[1]	The balance as of September 30, 2024 mainly comprised of a deposit received of US$2.75 million cash from the investors. On September 9, 2024, the Company entered into a Securities Purchase Agreement with certain accredited investors for a private placement offering
[2]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.